Summary of Significant Accounting Policies (Details) (Peoples Republic Of China [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Peoples Republic Of China [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
0-30 days	$ 12,330,410	$ 53,574,330
31-60 days	11,760,382	30,406,634
61-90 days	9,025,019	7,011,955
Greater than 90 days	23,337,632	2,185,997
Total	$ 56,453,443	$ 93,178,916
% of total markers receivable	30.00%	38.00%